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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended June 30, 2008

               (Please read instructions before preparing form.)

If amended report check here: [_]

   Kurt F. Somerville
Name of Institutional Investment Manager

Hemenway & Barnes, LLP       60 State Street     Boston,        MA      02109
Business Address                (Street)          (City)     (State)    (Zip)

   (617) 227-7940
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                   ATTENTION

  Intentional misstatements or omissions of facts constitute Federal Criminal
                                  Violations.
                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

 The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
                        Form and that the submission of
  any amendment represents that all unamended items, statements and schedules remain true, correct and
                       complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of August, 2008.


                                                  Kurt F. Somerville
                                                  ------------------------------
                                                  (Name of Institutional
                                                  Investment Manager)


                                                  ------------------------------
                                                  (Manual Signature of Person
                                                  Duly Authorized to Submit
                                                  This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                        13F File No.: Name:               13F File No.:
-----                        ------------- -----               -------------
1. Brian C. Broderick (12)*  28-11136      6. Michael J. Puzo  28-06165
2. Michael B. Elefante       28-06281      7.
3. Timothy F. Fidgeon        28-06169      8.
4. Stephen W. Kidder(35)*    28-11134      9.
5. Lawrence T. Perera        28-06167      10.

* Refers to manager number on attached detail in Item 7.

AS OF JUNE 30, 2008                            FORM 13F                  SEC FILE # KURT F. SOMERVILLE\28-10379

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:      ITEM 7:       ITEM 8:
-------                   -------------- --------- ----------- --------- -------------- --------  ------------------
                                                               SHARES OR                          VOTING AUTHORITY
                                           CUSIP   FAIR MARKET PRINCIPAL INVESTMENT               ------------------
NAME OF ISSUER            TITLE OF CLASS  NUMBER      VALUE     AMOUNT   DISCRETION     MANAGERS  (A)    (B)    (C)
--------------            -------------- --------- ----------- --------- -------------- --------  ----  ------  ----
                                                                         (A)  (B)  (C)            SOLE  SHARED  NONE
                                                                         ---  ---  ---            ----  ------  ----
ABB LTD                   SPONSORED ADR  000375204     1033680     36500            XX                   25900
                                                                                    XX     12             8800
                                                                                    XX     35             1800
A F L A C INC              COMMON STOCK  001055102     2413404     38430            XX                   28130
                                                                                    XX     12             6100
                                                                                    XX     35             4200
ABBOTT LABS                COMMON STOCK  002824100     3005147     56733            XX                   48001
                                                                                    XX     12             4582
                                                                                    XX     35             4150
ALBERTO CULVER CO NEW      COMMON STOCK  013078100      316554     12050            XX                    9650
                                                                                    XX     35             2400
ALCOA INC                  COMMON STOCK  013817101      284960      8000            XX                    8000
AMERICAN INTERNATIONAL     COMMON STOCK  026874107      341704     12914            XX                    7564
GROUP INC                                                                           XX     12             4850
                                                                                    XX     35              500
AMGEN INC                  COMMON STOCK  031162100      425336      9019            XX                    4319
                                                                                    XX     12             1400
                                                                                    XX     35             3300
ANALOG DEVICES, INC.       COMMON STOCK  032654105      336222     10583            XX                    7733
                                                                                    XX     12             1400
                                                                                    XX     35             1450
APTARGROUP INC             COMMON STOCK  038336103     4533956    108080            XX                   80430
                                                                                    XX     12            15600
                                                                                    XX     35            12050
AUTOMATIC DATA             COMMON STOCK  053015103     1365018     32578            XX                   24876
PROCESSING                                                                          XX     12             2000
                                                                                    XX     35             5702
B P PLC ADR                COMMON STOCK  055622104     3135311     45067            XX                   33157
                                                                                    XX     12             4100
                                                                                    XX     35             7810

AS OF JUNE 30, 2008                            FORM 13F                  SEC FILE # KURT F. SOMERVILLE\28-10379

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:      ITEM 7:       ITEM 8:
-------                   -------------- --------- ----------- --------- -------------- --------  ------------------
                                                               SHARES OR                          VOTING AUTHORITY
                                           CUSIP   FAIR MARKET PRINCIPAL INVESTMENT               ------------------
NAME OF ISSUER            TITLE OF CLASS  NUMBER      VALUE     AMOUNT   DISCRETION     MANAGERS  (A)    (B)    (C)
--------------            -------------- --------- ----------- --------- -------------- --------  ----  ------  ----
                                                                         (A)  (B)  (C)            SOLE  SHARED  NONE
                                                                         ---  ---  ---            ----  ------  ----
BANK OF AMERICA CORP      COMMON STOCK   060505104      563069     23589            XX                   20189
                                                                                    XX     35             3400
BANK OF NEW YORK          COMMON STOCK   064058100      217674      5754            XX                    5754
MELLON CORP
BERKSHIRE HATHAWAY INC    CLASS A        084670108     1207500        10            XX                      10
BERKSHIRE HATHAWAY INC    CLASS B        084670207      718148       179            XX                     169
                                                                                    XX     12               10
BOEING COMPANY            COMMON STOCK   097023105      230020      3500            XX                    2100
                                                                                    XX     35             1400
BOTTOMLINE TECHNOLOGIES   COMMON STOCK   101388106      144004     14800            XX                   14400
INC                                                                                 XX     12              400
BRISTOL MYERS SQUIBB CO   COMMON STOCK   110122108      213512     10400            XX                    9300
                                                                                    XX     12              800
                                                                                    XX     35              300
BURLINGTON NORTHERN       COMMON STOCK   12189T104      642792      6435            XX                    6435
SANTA FE
C S X CORP                COMMON STOCK   126408103      258275      4112            XX     12             4112
CANADIAN NATIONAL         COMMON STOCK   136375102     5170427    107538            XX                   80938
RAILWAY CO                                                                          XX     12            12800
                                                                                    XX     35            13800
CHEVRON CORP              COMMON STOCK   166764100     4014963     40502            XX                   38234
                                                                                    XX     35             2268
CHUBB CORPORATION         COMMON STOCK   171232101      568320     11596            XX                   11596
CISCO SYS INC             COMMON STOCK   17275R102     1836656     78962            XX                   49312
                                                                                    XX     12            21900
                                                                                    XX     35             7750
COCA COLA CO              COMMON STOCK   191216100      591273     11375            XX                    5875
                                                                                    XX     12             5500

AS OF JUNE 30, 2008                            FORM 13F                  SEC FILE # KURT F. SOMERVILLE\28-10379

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:      ITEM 7:       ITEM 8:
-------                   -------------- --------- ----------- --------- -------------- --------  ------------------
                                                               SHARES OR                          VOTING AUTHORITY
                                           CUSIP   FAIR MARKET PRINCIPAL INVESTMENT               ------------------
NAME OF ISSUER            TITLE OF CLASS  NUMBER      VALUE     AMOUNT   DISCRETION     MANAGERS  (A)    (B)    (C)
--------------            -------------- --------- ----------- --------- -------------- --------  ----  ------  ----
                                                                         (A)  (B)  (C)            SOLE  SHARED  NONE
                                                                         ---  ---  ---            ----  ------  ----
COLGATE PALMOLIVE CO      COMMON STOCK   194162103      260300      3767            XX                    3767
CONOCOPHILLIPS            COMMON STOCK   20825C104      982034     10404            XX                    9904
                                                                                    XX     35              500
DOW CHEMICAL CO           COMMON STOCK   260543103      358596     10272            XX                   10272
E I DU PONT DE            COMMON STOCK   263534109      557570     13000            XX                   11600
NEMOURS & CO                                                                        XX     12             1400
E M C CORP                COMMON STOCK   268648102     2166320    147469            XX                  112369
                                                                                    XX     12            27400
                                                                                    XX     35             7700
EMERSON ELECTRIC CO       COMMON STOCK   291011104     4480714     90611            XX                   67611
                                                                                    XX     12            13350
                                                                                    XX     35             9650
ENCANA CORP               COMMON STOCK   292505104     9630487    105911            XX                   77541
                                                                                    XX     12            16570
                                                                                    XX     35            11800
EXXON MOBIL CORP          COMMON STOCK   30231G102     9744446    110569            XX                   87032
                                                                                    XX     12            13850
                                                                                    XX     35             9687
F P L GROUP INC           COMMON STOCK   302571104      236088      3600            XX                    2000
                                                                                    XX     12             1600
GENERAL ELECTRIC CO       COMMON STOCK   369604103     3991062    149534            XX                  112634
                                                                                    XX     12            26200
                                                                                    XX     35            10700
GENERAL MILLS INC         COMMON STOCK   370334104     1113063     18316            XX                   15172
                                                                                    XX     12             3144
GILEAD SCIENCES           COMMON STOCK   375558103      338880      6400            XX     12             6400

AS OF JUNE 30, 2008                            FORM 13F                  SEC FILE # KURT F. SOMERVILLE\28-10379

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:      ITEM 7:       ITEM 8:
-------                   -------------- --------- ----------- --------- -------------- --------  ------------------
                                                               SHARES OR                          VOTING AUTHORITY
                                           CUSIP   FAIR MARKET PRINCIPAL INVESTMENT               ------------------
NAME OF ISSUER            TITLE OF CLASS  NUMBER      VALUE     AMOUNT   DISCRETION     MANAGERS  (A)    (B)    (C)
--------------            -------------- --------- ----------- --------- -------------- --------  ----  ------  ----
                                                                         (A)  (B)  (C)            SOLE  SHARED  NONE
                                                                         ---  ---  ---            ----  ------  ----
GROUPE DANONE             SPONSORED      399449107     1924344    136925            XX                  105825
                          ADR                                                       XX     12            19000
                                                                                    XX     35            12100
HSBC HOLDINGS PLC         SPONSORED      404280406      312936      4080            XX                    4080
                          ADR
HELMERICH & PAYNE INC     COMMON STOCK   423452101     1498016     20800            XX                   14700
                                                                                    XX     12             4900
                                                                                    XX     35             1200
HESS CORP                 COMMON STOCK   42809H107      408856      3240            XX                    3240
HONEYWELL                 COMMON STOCK   438516106      287602      5720            XX                    5720
INTERNATIONAL INC
ILLINOIS TOOL WORKS INC   COMMON STOCK   452308109      223297      4700            XX                     700
                                                                                    XX     35             4000
INTEL CORPORATION         COMMON STOCK   458140100     4452331    207278            XX                  147859
                                                                                    XX     12            36300
                                                                                    XX     35            23119
INTL BUSINESS MACHINES    COMMON STOCK   459200101     2138400     18041            XX                   16391
                                                                                    XX     12             1650
INVITROGEN CORP           COMMON STOCK   46185R100     1496591     38120            XX                   30420
                                                                                    XX     12             6100
                                                                                    XX     35             1600
JOHNSON & JOHNSON         COMMON STOCK   478160104     6496860    100977            XX                   80769
                                                                                    XX     12             9658
                                                                                    XX     35            10550
KIMBERLY CLARK CORP       COMMON STOCK   494368103      215208      3600            XX                    3000
                                                                                    XX     35              600
ELI LILLY & CO.           COMMON STOCK   532457108      411147      8907            XX                    3132
                                                                                    XX     12             5775

AS OF JUNE 30, 2008                            FORM 13F                  SEC FILE # KURT F. SOMERVILLE\28-10379

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:      ITEM 7:       ITEM 8:
-------                   -------------- --------- ----------- --------- -------------- --------  ------------------
                                                               SHARES OR                          VOTING AUTHORITY
                                           CUSIP   FAIR MARKET PRINCIPAL INVESTMENT               ------------------
NAME OF ISSUER            TITLE OF CLASS  NUMBER      VALUE     AMOUNT   DISCRETION     MANAGERS  (A)    (B)    (C)
--------------            -------------- --------- ----------- --------- -------------- --------  ----  ------  ----
                                                                         (A)  (B)  (C)            SOLE  SHARED  NONE
                                                                         ---  ---  ---            ----  ------  ----
LINCOLN NATL CORP IND     COMMON STOCK   534187109     1743596     38473            XX                   27250
                                                                                    XX     12             3175
                                                                                    XX     35             8048
MATSUSHITA ELECTRIC INDL  SPONSORED ADR  576879209     1136867     53075            XX                   41925
                                                                                    XX     12             5200
                                                                                    XX     35             5950
MAXWELL TECHNOLOGIES      COMMON STOCK   577767106      201515     18975            XX                   18175
INC                                                                                 XX     12              800
MERCK & CO INC            COMMON STOCK   589331107     1932404     51271            XX                   43109
                                                                                    XX     12             2900
                                                                                    XX     35             5262
MICROSOFT CORP            COMMON STOCK   594918104     2797850    101703            XX                   85285
                                                                                    XX     12             7300
                                                                                    XX     35             9118
MOTOROLA INC              COMMON STOCK   620076109       94319     12850            XX                    1450
                                                                                    XX     12            11400
NOKIA CORP ADR A          COMMON STOCK   654902204     1969800     80400            XX                   65700
                                                                                    XX     12             5900
                                                                                    XX     35             8800
NORFOLK SOUTHERN CORP     COMMON STOCK   655844108      280135      4470            XX                    4470
NOVARTIS AG ADR           COMMON STOCK   66987V109     3625210     65865            XX                   49965
                                                                                    XX     12            10800
                                                                                    XX     35             5100
NOVO NORDISK A/S ADR      COMMON STOCK   670100205      420288      6368            XX                    6368
OYO GEOSPACE CORP         COMMON STOCK   671074102      210711      3575            XX                    3025
                                                                                    XX     12              350
                                                                                    XX     35              200

AS OF JUNE 30, 2008                            FORM 13F                  SEC FILE # KURT F. SOMERVILLE\28-10379

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:      ITEM 7:       ITEM 8:
-------                   -------------- --------- ----------- --------- -------------- --------  ------------------
                                                               SHARES OR                          VOTING AUTHORITY
                                           CUSIP   FAIR MARKET PRINCIPAL INVESTMENT               ------------------
NAME OF ISSUER            TITLE OF CLASS  NUMBER      VALUE     AMOUNT   DISCRETION     MANAGERS  (A)    (B)    (C)
--------------            -------------- --------- ----------- --------- -------------- --------  ----  ------  ----
                                                                         (A)  (B)  (C)            SOLE  SHARED  NONE
                                                                         ---  ---  ---            ----  ------  ----
ORACLE CORP               COMMON STOCK   68389X105     1720215     81915            XX                   64065
                                                                                    XX     12             6800
                                                                                    XX     35            11050
PALL CORP                 COMMON STOCK   696429307      240699      6066            XX                    6066
PEPSICO INC               COMMON STOCK   713448108     2656027     41768            XX                   32968
                                                                                    XX     12             3800
                                                                                    XX     35             5000
PFIZER INC                COMMON STOCK   717081103     1508587     86353            XX                   61753
                                                                                    XX     12            18200
                                                                                    XX     35             6400
PORTLAND GENERAL          COMMON STOCK   736508847     1114740     49500            XX                   37150
ELECTRIC CO                                                                         XX     12             6350
                                                                                    XX     35             6000
PROCTER & GAMBLE CO       COMMON STOCK   742718109     4716180     77556            XX                   62781
                                                                                    XX     12             9100
                                                                                    XX     35             5675
ROYAL DUTCH SHELL PLC     SPONSORED      780259206      261472      3200            XX                    1800
                          ADR                                                       XX     35             1400
SAN JUAN BASIN            COMMON STOCK   798241105      587502     12700            XX                    7600
ROYALTY TRUST                                                                       XX     12             5100
SCHLUMBERGER LTD          COMMON STOCK   806857108     1023808      9530            XX                    6180
                                                                                    XX     12             3300
                                                                                    XX     35               50
SIMS GROUP LTD            SPONSORED      829160100      438900     11000            XX                    7200
                          ADR                                                       XX     12             3450
                                                                                    XX     35              350
SNAP ON INC               COMMON STOCK   833034101      327403      6295            XX                    4095
                                                                                    XX     12             2200

AS OF JUNE 30, 2008                            FORM 13F                  SEC FILE # KURT F. SOMERVILLE\28-10379

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:      ITEM 7:       ITEM 8:
-------                   -------------- --------- ----------- --------- -------------- --------  ------------------
                                                               SHARES OR                          VOTING AUTHORITY
                                           CUSIP   FAIR MARKET PRINCIPAL INVESTMENT               ------------------
NAME OF ISSUER            TITLE OF CLASS  NUMBER      VALUE     AMOUNT   DISCRETION     MANAGERS  (A)    (B)    (C)
--------------            -------------- --------- ----------- --------- -------------- --------  ----  ------  ----
                                                                         (A)  (B)  (C)            SOLE  SHARED  NONE
                                                                         ---  ---  ---            ----  ------  ----
SONOSITE INC              COMMON STOCK   83568G104      515384     18400            XX                   13750
                                                                                    XX     12             2250
                                                                                    XX     35             2400
STATE STREET CORP         COMMON STOCK   857477103     2556848     39957            XX                   31595
                                                                                    XX     12             5162
                                                                                    XX     35             3200
SUNCOR ENERGY INC         COMMON STOCK   867229106      351626      6050            XX                    3950
                                                                                    XX     12             1900
                                                                                    XX     35              200
3 M COMPANY               COMMON STOCK   88579Y101     4465521     64169            XX                   45688
                                                                                    XX     12            11700
                                                                                    XX     35             6781
U S BANCORP               COMMON STOCK   902973304      203597      7300            XX                    7300
UNION PACIFIC CORP        COMMON STOCK   907818108      832010     11020            XX                   11020
VERISIGN INC              COMMON STOCK   92343E102      378945     10025            XX                    9025
                                                                                    XX     35             1000
WELLS FARGO & CO (NEW)    COMMON STOCK   949746101      277875     11700            XX                    5200
                                                                                    XX     12             6500
WYETH                     COMMON STOCK   983024100     1011956     21100            XX                   18000
                                                                                    XX     35             3100
XILINX INC                COMMON STOCK   983919101      815575     32300            XX                   24900
                                                                                    XX     12             6400
                                                                                    XX     35             1000
ZIMMER HOLDINGS INC       COMMON STOCK   98956P102      888121     13051            XX                   10551
                                                                                    XX     12             1150
                                                                                    XX     35             1350
COVIDIEN LTD              COMMON STOCK   G2552X108      381923      7975            XX                    5525
                                                                                    XX     12              400
                                                                                    XX     35             2050

AS OF JUNE 30, 2008                            FORM 13F                  SEC FILE # KURT F. SOMERVILLE\28-10379

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:      ITEM 7:       ITEM 8:
-------                   -------------- --------- ----------- --------- -------------- --------  ------------------
                                                               SHARES OR                          VOTING AUTHORITY
                                           CUSIP   FAIR MARKET PRINCIPAL INVESTMENT               ------------------
NAME OF ISSUER            TITLE OF CLASS  NUMBER      VALUE     AMOUNT   DISCRETION     MANAGERS  (A)    (B)    (C)
--------------            -------------- --------- ----------- --------- -------------- --------  ----  ------  ----
                                                                         (A)  (B)  (C)            SOLE  SHARED  NONE
                                                                         ---  ---  ---            ----  ------  ----
INGERSOLL RAND LTD        COMMON STOCK   G4776G101      426702     11400            XX                   11400
CLASS A
AGGREGATE TOTAL                                    129,407,384